Average Annual Total Returns - Delaware Value Fund	Russell 1000® Value Index 1 year	Russell 1000® Value Index 5 years	Russell 1000® Value Index 10 years or lifetime	Class A 1 year	Class A 5 years	Class A 10 years or lifetime	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years or lifetime	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years or lifetime	Class C 1 year	Class C 5 years	Class C 10 years or lifetime	Class R 1 year	Class R 5 years	Class R 10 years or lifetime	Institutional Class 1 year	Institutional Class 5 years	Institutional Class 10 years or lifetime	Class R6 1 year	Class R6 Lifetime	Class R6 Inception Date
Total	2.80%	9.74%	10.50%	(5.87%)	7.26%	10.24%	(6.48%)	6.27%	9.52%	(3.16%)	5.57%	8.35%	(1.85%)	7.72%	10.06%	(0.36%)	8.26%	10.61%	0.16%	8.81%	11.16%	0.22%	8.30%	May 02, 2016